Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 1,560,105	$ 1,013,000
Accounts receivable, net		5,360,493	4,982,873
Unbilled receivables		961,747	1,891,023
Prepaid expenses and other current assets		1,884,067	1,571,853
Total current assets		9,766,412	9,458,749
Capitalized software, net		771,133	749,855
Property and equipment, net		46,550	27,607
Other long-term assets		80,674	154,062
Security deposits		7,818	18,166
Intangible assets, net		6,359	7,172
Total assets		10,678,946	10,415,611
Current liabilities:
Accounts payable		1,875,727	1,980,619
Accrued expenses		2,880,805	1,794,575
Short-term borrowings		2,819,620	3,347,374
Income tax payable		220,180	143,518
Insurance financing payable		13,191	18,062
Total current liabilities		7,809,523	7,284,148
Convertible notes payable– long term		242,442
Total liabilities		8,051,965	7,284,148
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY
Ordinary shares, $1.10 par value, unlimited shares authorized; 2,191,924 and 164,688 shares issued and outstanding at December 31, 2023 and 2022, respectively		2,411,118	181,157
Additional paid-in capital		39,023,126	32,897,836
Accumulated deficit		(39,315,551)	(29,987,945)
Accumulated other comprehensive income		491,888	38,971
Total stockholders’ equity		2,626,981	3,131,463
Total liabilities and stockholders’ equity		10,678,946	10,415,611
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred stock, value	[1]	16,274	693
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred stock, value		126	751
Series Seed Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred stock, value

[1]	List of authorized shares for Series A preferred